Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial liabilities
Trade payables	R 1,138	R 1,205
Current lease liabilities	260	216
Other liabilities	566	601
Non-financial liabilities
Short-term employee benefits accruals	968	888
Leave liabilities	848	794	R 770
Shaft related accruals	1,367	1,016
Other accruals	116	173
Value added tax	214	176
Income and mining tax	152	169
Total current trade and other payables	R 5,629	R 5,238